Vanguard Wellington™ Fund

Supplement Dated March 27, 2020 to the Prospectus and Summary Prospectus Dated March 27, 2020

Important Change to Vanguard Wellington Fund

Effective at the close of business on June 30, 2020, Edward P. Bousa will retire from Wellington Management Company LLP and will no longer serve as a portfolio manager for Vanguard Wellington Fund.

Loren L. Moran, Daniel J. Pozen, and Michael E. Stack, who currently serve as portfolio managers with Mr. Bousa, will remain as portfolio managers of the Fund upon Mr. Bousa's retirement. The Fund's investment objective, strategies, and policies will remain unchanged.

© 2020 The Vanguard Group, Inc. All rights reserved.	PS 21D 032020
Vanguard Marketing Corporation, Distributor.

Vanguard Wellington™ Fund

Supplement Dated March 27, 2020, to the Statement of Additional Information Dated March 27, 2020

Important Change to Vanguard Wellington Fund

Effective at the close of business on June 30, 2020, Edward P. Bousa will retire from Wellington Management Company LLP and will no longer serve as a portfolio manager for Vanguard Wellington Fund.

Loren L. Moran, Daniel J. Pozen, and Michael E. Stack, who currently serve as portfolio managers with Mr. Bousa, will remain as portfolio managers of the Fund upon Mr. Bousa's retirement. The Fund's investment objective, strategies, and policies will remain unchanged.

© 2020 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

SAI 21E 032020